DIVIDEND PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013
DIVIDEND PAYABLE [Abstract]
Dividend Declaration Date	Apr. 30, 2013	Feb. 07, 2013	Nov. 09, 2012
Dividend Per Share	0.05	0.05	0.05
Total Dividend Paid	$ 5,816	$ 4,172	$ 2,410
Dividend paid to stock holders of record	5,432	3,788	2,026
Record Date	Jun. 19, 2013	Mar. 19, 2013	Dec. 19, 2012
Payment Date	Jul. 03, 2013	Apr. 04, 2013	Jan. 04, 2013
Dividend Paid to Holders of 1,000 Series C shares	384	384	384
Dividend Paid to Holders of 540 Series B Preferred Stock				$ 54